Severance Indemnities And Pension Plans (Schedule Of Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments Foreign Office Subsidiaries) (Details) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011	Dec. 31, 2010
Pension benefits and SIP Investments:
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 828		¥ 1,821
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.05%		0.10%
Fair value of common stocks issued by the MUFG Group included in plan assets	5,152		5,522
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets	0.29%		0.31%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.17%		1.24%
Mutual funds held by UNBC					69,643	79,520
Common collective funds held by UNBC					20,706	19,829
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	182,791		190,130
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	87,521		102,041
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	82,644		77,751
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	12,626		10,338
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Government Bonds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	7,446		7,997
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Government Bonds [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,551		3,304
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Government Bonds [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	5,895		4,693
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Debt Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	10,382	[1]	8,794	[1]
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Debt Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	10,382	[1]	8,794	[1]
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Marketable Equity Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	11,372		14,350
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	11,372		14,350
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investment Funds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	152,394	[2]	157,848	[2]
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investment Funds [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	74,530		84,315
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investment Funds [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	65,582		63,551
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investment Funds [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	12,282		9,982
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investments [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,197		1,141
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investments [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	68		72
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investments [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	785		713
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investments [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	¥ 344		¥ 356

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥79,520 million of mutual funds and ¥19,829 million of common collective funds, and of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, which were held by UNBC at December 31, 2010 and 2011, respectively.